GLOBAL UTILITY FUND, INC.

                                             November 20, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:   Rule 24f-2 Notice for Global Utility Fund, Inc.
      Registration Statement on Form N-1A (File No. 33-37356)

Ladies and Gentlemen:

     This Notice is filed on behalf of Global Utility Fund, Inc., pursuant to the requirements of Rule 24f-2 under the Investment
Company Act of 1940.

     1.   Fiscal year for which notice is filed: 9/30/95.

     2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold as of the beginning of the fiscal year (10/1/94): None.

     3. The number of shares registered during the fiscal year ended 9/30/95 other than pursuant to Rule 24f-2: None.

     4.   The number of shares sold* during the fiscal year ended
9/30/95: 1,953,923.

     5.   The number of shares sold during the fiscal year ended
9/30/95 in reliance upon Rule 24f-2: 1,953,923.

     Pursuant to the requirements of Rule 24f-2, enclosed is the required opinion of counsel.

*Calculation of Fee                No. of Shares            Dollar Amount

Shares sold                         1,953,923               $ 26,212,634

Shares redeemed                     8,497,425                114,585,336
Net of sales for calculation
     of fee                        (6,543,502)              ( 88,372,702)

Fee at 1/29 of 1%                                           $     -0-


                                             Very truly yours,



                                        /s/ S. Jane Rose
                                                Secretary

SJR/mm
Enclosure